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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               November 10, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:   $  87,557
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	NONE



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                                                     FORM 13F INFORMATION TABLE


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                                                                VALUATION CURRENCY: USD

COLUMN 1                          COLUMN 2       COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                    TITLE          CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                  OF             NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                  CLASS                                    AMOUNT     PRN  CALL                           (SOLE)
--------------                    --------       ---------     --------    ---------  ---  ----   ----------   --------   ---------

APPROACH RESOURCES IN             COM            03834A103     $2,717        159,932  SH          SHARED       NONE         159,932
CACHE INC                         COM NEW        127150308     $850          170,278  SH          SHARED       NONE         170,278
CORINTHIAN COLLEGES INC           COM            218868107     $2,059      1,328,450  SH          SHARED       NONE       1,328,450
EXPEDIA INC                       COM            30212P105     $14,976       581,595  SH          SHARED       NONE         581,595
GAMETECH INTERNATIONAL INC        COM            36466D102     $40           505,125  SH          SHARED       NONE         505,125
HARTFORD FINANCIAL SVCS GRP       COM            416515104     $3,075        190,505  SH          SHARED       NONE         190,505
HEWLETT-PACKARD CO                COM            428236103     $2,267        100,990  SH          SHARED       NONE         100,990
INGRAM MICRO INC-CL A             CL A           457153104     $9,205        570,667  SH          SHARED       NONE         570,667
JAGUAR MINING INC                 COM            47009M103     $8,158      1,735,728  SH          SHARED       NONE       1,735,728
NATURES SUNSHINE PRODS INC        COM            639027101     $19,834     1,408,688  SH          SHARED       NONE       1,408,688
PETROLEUM DEVELOPMENT CORP        COM            716578109     $5,320        274,374  SH          SHARED       NONE         274,374
SEMGROUP CORP-CLASS A             CL A           81663A105     $13,527       677,700  SH          SHARED       NONE         677,700
TRIPLE-S MANAGEMENT CORP-B        CL B           896749108     $5,529        330,069  SH          SHARED       NONE         330,069

							       $87,557


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